Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (10-K) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017	Oct. 28, 2016	Sep. 13, 2016	Aug. 23, 2016	Aug. 25, 2014	Jan. 03, 2013	Jan. 02, 2012	May 01, 2011
Note Face Amount	$ 91,166	$ 91,166	$ 128,466
Debt Discount
Net Amount of Note	91,166	91,166	128,466
2011 Note [Member]
Note Face Amount	22,166	22,166	22,166							$ 32,000
Debt Discount
Net Amount of Note	22,166	22,166	22,166
2012 Note [Member]
Note Face Amount	48,000	48,000	48,000						$ 48,000
Debt Discount
Net Amount of Note	48,000	48,000	48,000
2013 Note [Member]
Note Face Amount	12,000	12,000	12,000					$ 12,000
Debt Discount
Net Amount of Note	12,000	12,000	12,000
2014 Note [Member]
Note Face Amount	9,000	9,000	9,000				$ 50,000
Debt Discount
Net Amount of Note	9,000	9,000	9,000
2016 Note [Member]
Note Face Amount
Debt Discount
Net Amount of Note
2016 Note One [Member]
Note Face Amount	0		25,000		$ 15,836
Debt Discount
Net Amount of Note	0		25,000
2017 Note [Member]
Note Face Amount				$ 35,000
Debt Discount
Net Amount of Note
2016 Note Two [Member]
Note Face Amount	0	0	12,300			$ 25,000
Debt Discount
Net Amount of Note	$ 0		$ 12,300